Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	₱ 929	₱ 895
Net gains (losses) from fair value adjustments charged to profit or loss	97	34
Disposals during the period	(11)
Balances at end of the year	1,015	929
Land [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	771	728
Net gains (losses) from fair value adjustments charged to profit or loss	96	43
Transfers from (to) property and equipment	2
Disposals during the period	(11)
Balances at end of the year	858	771
Land Improvements [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	3	4
Net gains (losses) from fair value adjustments charged to profit or loss	(1)	(1)
Balances at end of the year	2	3
Building [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	155	163
Net gains (losses) from fair value adjustments charged to profit or loss	2	(8)
Transfers from (to) property and equipment	(2)
Balances at end of the year	₱ 155	₱ 155